Going Concern (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Going Concern [Abstract]
Accumulated deficit	$ 168.3	$ 146.2
Net cash used in operating activities	16.0	16.7
Net loss	$ 2.9	$ 35.7